Deposits - Schedule of Composition of Time Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Banking And Thrift [Abstract]
Demand noninterest-bearing	$ 103,138	$ 92,524
Interest checking and money market	272,968	252,345
Savings	42,452	40,436
Time deposits $250,000 and over	7,472	8,148
Other time deposits	59,689	74,280
Total deposits	$ 485,719	$ 467,733
Demand noninterest-bearing, percentage	21.00%	20.00%
Interest checking and money market, percentage	56.00%	54.00%
Savings, percentage	9.00%	8.00%
Time deposits $250,000 and over, percentage	2.00%	2.00%
Other time deposits, percentage	12.00%	16.00%
Total, percentage	100.00%	100.00%